UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2010 09 30

Check here if Amendment [ ]; Amendment Number: No
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name     Gartmore Global Partners
Address  One International Place
         Fort Hill Square
         Boston
         Massachusetts
         USA 02110

Form 13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager

Name:    Alison Averono
Title:   Head of Data Administration
Phone:   +44-207-782-2000

Signature, Place, and Date of Signing

/s/ Alison Averono             London, England                 2010/11/11

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all the holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager

028-13978 - Gartmore Group Ltd